Feb. 26, 2016

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco All Cap Market Neutral Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees[2]		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses[3]		1.04	1.04	1.04	1.04
Acquired Fund Fees and Expenses		0.02	0.02	0.02	0.02
Total Annual Fund Operating Expenses		2.16	2.91	2.41	1.91
Fee Waiver and/or Expense Reimbursement[4]		0.66	0.66	0.66	0.66
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50	2.25	1.75	1.25

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Management Fees” has been restated to reflect current fees.
[3]	“Other Expenses” have been restated to reflect current fees by eliminating “Dividend and Interest Expense on Securities Sold” resulting in how the Fund’s investment strategy is implemented.
[4]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.50%, 2.25%, 1.75% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$1,129	$1,588	$2,857
Class C	$328	$839	$1,475	$3,186
Class R	$178	$688	$1,226	$2,696
Class Y	$127	$536	$970	$2,179

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$1,129	$1,588	$2,857
Class C	$228	$839	$1,475	$3,186
Class R	$178	$688	$1,226	$2,696
Class Y	$127	$536	$970	$2,179

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 175% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Emerging Markets Equity Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees		0.94%	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		1.39	1.39	1.39	1.39
Acquired Fund Fees and Expenses		0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses		2.59	3.34	2.84	2.34
Fee Waiver and/or Expense Reimbursement[2]		1.25	1.25	1.25	1.25
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.34	2.09	1.59	1.09

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.33%, 2.08%, 1.58% and 1.08%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$679	$1,199	$1,744	$3,226
Class C	$312	$911	$1,633	$3,547
Class R	$162	$762	$1,388	$3,076
Class Y	$111	$610	$1,137	$2,580

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$679	$1,199	$1,744	$3,226
Class C	$212	$911	$1,633	$3,547
Class R	$162	$762	$1,388	$3,076
Class Y	$111	$610	$1,137	$2,580

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Global Infrastructure Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees		0.84%	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		5.27	5.27	5.27	5.27
Total Annual Fund Operating Expenses		6.36	7.11	6.61	6.11
Fee Waiver and/or Expense Reimbursement[2]		5.08	5.08	5.08	5.08
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.28	2.03	1.53	1.03

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.28%, 2.03%, 1.53% and 1.03%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$673	$1,903	$3,100	$5,952
Class C	$306	$1,640	$3,013	$6,202
Class R	$156	$1,502	$2,805	$5,883
Class Y	$105	$1,361	$2,590	$5,545

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$673	$1,903	$3,100	$5,952
Class C	$206	$1,640	$3,013	$6,202
Class R	$156	$1,502	$2,805	$5,883
Class Y	$105	$1,361	$2,590	$5,545

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Global Market Neutral Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees[2]		0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		1.78	1.78	1.78	1.78
Acquired Fund Fees and Expenses		0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses		2.99	3.74	3.24	2.74
Fee Waiver and/or Expense Reimbursement[3]		1.49	1.49	1.49	1.49
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50	2.25	1.75	1.25

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Management Fees” has been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.50%, 2.25%, 1.75% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$1,291	$1,912	$3,577
Class C	$328	$1,006	$1,804	$3,889
Class R	$178	$859	$1,564	$3,438
Class Y	$127	$709	$1,317	$2,961

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$1,291	$1,912	$3,577
Class C	$228	$1,006	$1,804	$3,889
Class R	$178	$859	$1,564	$3,438
Class Y	$127	$709	$1,317	$2,961

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Macro Allocation Strategy Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund V Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees[2]		1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		0.28	0.28	0.28	0.28
Acquired Fund Fees and Expenses		0.11	0.11	0.11	0.11
Total Annual Fund Operating Expenses		1.74	2.49	1.99	1.49
Fee Waiver and/or Expense Reimbursement[3]		0.29	0.29	0.29	0.29
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.45	2.20	1.70	1.20

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Management Fees” has been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.44%, 2.19%, 1.69% and 1.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$689	$1,041	$1,416	$2,466
Class C	$323	$748	$1,300	$2,804
Class R	$173	$596	$1,046	$2,293
Class Y	$122	$443	$786	$1,755

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$689	$1,041	$1,416	$2,466
Class C	$223	$748	$1,300	$2,804
Class R	$173	$596	$1,046	$2,293
Class Y	$122	$443	$786	$1,755

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund did not experience portfolio turnover.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Global Targeted Returns Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund VII Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees[2]		1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		0.63	0.63	0.63	0.63
Acquired Fund Fees and Expenses		0.44	0.44	0.44	0.44
Total Annual Fund Operating Expenses		2.42	3.17	2.67	2.17
Fee Waiver and/or Expense Reimbursement[3]		0.98	0.98	0.98	0.98
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.44	2.19	1.69	1.19

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Management Fees” has been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.44% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.44%, 2.19%, 1.69% and 1.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$689	$1,174	$1,686	$3,084
Class C	$322	$886	$1,574	$3,408
Class R	$172	$736	$1,328	$2,931
Class Y	$121	$585	$1,075	$2,426

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$689	$1,174	$1,686	$3,084
Class C	$222	$886	$1,574	$3,408
Class R	$172	$736	$1,328	$2,931
Class Y	$121	$585	$1,075	$2,426

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Long/Short Equity Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees[2]		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		1.26	1.26	1.26	1.26
Acquired Fund Fees and Expenses		0.02	0.02	0.02	0.02
Total Annual Fund Operating Expenses		2.33	3.08	2.58	2.08
Fee Waiver and/or Expense Reimbursement[3]		0.74	0.74	0.74	0.74
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.59	2.34	1.84	1.34

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Management Fees” has been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.59%, 2.34%, 1.84% and 1.34%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$703	$1,170	$1,663	$3,016
Class C	$337	$882	$1,551	$3,341
Class R	$187	$732	$1,304	$2,860
Class Y	$136	$580	$1,051	$2,352

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$703	$1,170	$1,663	$3,016
Class C	$237	$882	$1,551	$3,341
Class R	$187	$732	$1,304	$2,860
Class Y	$136	$580	$1,051	$2,352

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Low Volatility Emerging Markets Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees		0.94%	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		6.80	6.80	6.80	6.80
Total Annual Fund Operating Expenses		7.99	8.74	8.24	7.74
Fee Waiver and/or Expense Reimbursement[2]		6.66	6.66	6.66	6.66
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.33	2.08	1.58	1.08

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.33%, 2.08%, 1.58% and 1.08%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$678	$2,197	$3,627	$6,843
Class C	$311	$1,943	$3,549	$7,065
Class R	$161	$1,810	$3,355	$6,799
Class Y	$110	$1,675	$3,155	$6,516

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$678	$2,197	$3,627	$6,843
Class C	$211	$1,943	$3,549	$7,065
Class R	$161	$1,810	$3,355	$6,799
Class Y	$110	$1,675	$3,155	$6,516

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Multi-Asset Income Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Multi-Asset Income Cayman Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees[2]		0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		0.37	0.37	0.37	0.37
Acquired Fund Fees and Expenses		0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses		1.13	1.88	1.38	0.88
Fee Waiver and/or Expense Reimbursement[3]		0.28	0.28	0.28	0.28
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.85	1.60	1.10	0.60

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Management Fees” has been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.85%, 1.60%, 1.10% and 0.60%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$632	$863	$1,112	$1,825
Class C	$263	$564	$990	$2,178
Class R	$112	$409	$729	$1,633
Class Y	$61	$253	$460	$1,059

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$632	$863	$1,112	$1,825
Class C	$163	$564	$990	$2,178
Class R	$112	$409	$729	$1,633
Class Y	$61	$253	$460	$1,059

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Multi-Asset Income Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Multi-Asset Income Cayman Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees[1]		0.50%	0.50%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		0.24	0.24
Acquired Fund Fees and Expenses		0.01	0.01
Total Annual Fund Operating Expenses		0.75	0.75
Fee Waiver and/or Expense Reimbursement[2]		0.15	0.15
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.60	0.60

[1]	“Management Fees” has been restated to reflect current.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.60% of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$61	$225	$402	$916
Class R6	$61	$225	$402	$916

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco MLP Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		5.12	5.12	5.12	5.12
Total Annual Fund Operating Expenses		6.37	7.12	6.62	6.12
Fee Waiver and/or Expense Reimbursement[2]		5.09	5.09	5.09	5.09
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.28	2.03	1.53	1.03

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.28%, 2.03%, 1.53% and 1.03%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$673	$1,905	$3,103	$5,958
Class C	$306	$1,641	$3,017	$6,207
Class R	$156	$1,503	$2,808	$5,889
Class Y	$105	$1,363	$2,594	$5,551

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$673	$1,905	$3,103	$5,958
Class C	$206	$1,641	$3,017	$6,207
Class R	$156	$1,503	$2,808	$5,889
Class Y	$105	$1,363	$2,594	$5,551

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Emerging Markets Equity Fund

Invesco Global Infrastructure Fund

Invesco Macro Allocation Strategy Fund

Invesco MLP Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Emerging Markets Equity Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		0.94%	0.94%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		1.04	1.04
Acquired Fund Fees and Expenses		0.01	0.01
Total Annual Fund Operating Expenses		1.99	1.99
Fee Waiver and/or Expense Reimbursement[1]		0.90	0.90
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.09	1.09

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.08% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$111	$537	$989	$2,244
Class R6	$111	$537	$989	$2,244

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Global Infrastructure Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		0.84%	0.84%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		5.16	5.16
Total Annual Fund Operating Expenses		6.00	6.00
Fee Waiver and/or Expense Reimbursement[1]		4.97	4.97
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.03	1.03

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.03% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$105	$1,340	$2,551	$5,473
Class R6	$105	$1,340	$2,551	$5,473

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Macro Allocation Strategy Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund V Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees[1]		1.10%	1.10%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		0.15	0.15
Acquired Fund Fees and Expenses		0.11	0.11
Total Annual Fund Operating Expenses		1.36	1.36
Fee Waiver and/or Expense Reimbursement[2]		0.16	0.16
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20	1.20

[1]	“Management Fees” has been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.19% of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$122	$415	$729	$1,621
Class R6	$122	$415	$729	$1,621

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund did not experience portfolio turnover.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco MLP Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		5.10	5.10
Total Annual Fund Operating Expenses		6.10	6.10
Fee Waiver and/or Expense Reimbursement[1]		5.07	5.07
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.03	1.03

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.03% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$105	$1,360	$2,587	$5,538
Class R6	$105	$1,360	$2,587	$5,538

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.”

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Funds listed below:

Invesco All Cap Market Neutral Fund	Invesco Low Volatility Emerging Markets Fund
Invesco Global Market Neutral Fund
Invesco Global Targeted Returns Fund
Invesco Long/Short Equity Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco All Cap Market Neutral Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees[1]		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses[2]		0.94	0.94
Acquired Fund Fees and Expenses		0.02	0.02
Total Annual Fund Operating Expenses		1.81	1.81
Fee Waiver and/or Expense Reimbursement[3]		0.56	0.56
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25	1.25

[1]	“Management Fees” has been restated to reflect current fees.
[2]	“Other Expenses” have been restated to reflect current fees by eliminating “Dividend and Interest Expense on Securities Sold” resulting in how the Fund’s investment strategy is implemented.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.25% of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$127	$515	$928	$2,081
Class R6	$127	$515	$928	$2,081

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 175% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Global Market Neutral Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees[1]		0.95%	0.95%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		1.72	1.72
Acquired Fund Fees and Expenses		0.01	0.01
Total Annual Fund Operating Expenses		2.68	2.68
Fee Waiver and/or Expense Reimbursement[2]		1.43	1.43
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25	1.25

[1]	“Management Fees” has been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.25% of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$127	$696	$1,292	$2,907
Class R6	$127	$696	$1,292	$2,907

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Global Targeted Returns Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees[1]		1.10%	1.10%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		0.57	0.57
Acquired Fund Fees and Expenses		0.44	0.44
Total Annual Fund Operating Expenses		2.11	2.11
Fee Waiver and/or Expense Reimbursement[2]		0.92	0.92
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.19	1.19

[1]	“Management Fees” has been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.44% and excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.19% of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$121	$572	$1,049	$2,369
Class R6	$121	$572	$1,049	$2,369

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Long/Short Equity Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees[1]		0.80%	0.80%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		1.13	1.13
Acquired Fund Fees and Expenses		0.02	0.02
Total Annual Fund Operating Expenses		1.95	1.95
Fee Waiver and/or Expense Reimbursement[2]		0.61	0.61
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.34	1.34

[1]	“Management Fees” has been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.34% of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$136	$553	$996	$2,226
Class R6	$136	$553	$996	$2,226

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Low Volatility Emerging Markets Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		0.94%	0.94%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		6.70	6.70
Total Annual Fund Operating Expenses		7.64	7.64
Fee Waiver and/or Expense Reimbursement[1]		6.56	6.56
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.08	1.08

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.08% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$110	$1,656	$3,122	$6,461
Class R6	$110	$1,656	$3,122	$6,461

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.”